Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Deferred tax assets:
Leases		$ 11,489	$ 8,407
Convertible note hedge			1,360
Allowance for doubtful accounts		1,321	1,329
Net operating losses, AMT carry forwards, and state credit carry forwards		32,735	35,735
Post-retirement benefits		9,231	1,639
Other		11,521	12,424
Valuation allowances		(8,392)	(16,919)
Total deferred tax assets	3,000	57,905	43,975
Deferred tax liabilities:
Depreciation		(24,784)	(17,294)
Capital Construction Fund		(7,334)	(14,791)
Intangibles		(9,575)	(11,556)
Debt Conversion Features		(13,816)
Other		(2,490)	(2,034)
Total deferred tax liabilities		(57,999)	(45,675)
Net deferred tax liability		$ (94)	$ (1,700)